TAXES ON INCOME - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 36.2	$ 38.7
Employee stock based compensation	30.3	34.9
Deferred revenues	3.0	3.5
Tax credits	32.5	29.8
Unrealized loss on marketable securities, net	11.8	29.6
Accrued employee costs	13.2	11.3
Other	17.3	16.3
Deferred tax assets before valuation allowance	144.3	164.1
Valuation allowance - mainly in respect to carryforward losses	(16.7)	(17.5)
Deferred tax asset	127.6	146.6
Intangible assets	(13.4)	(32.8)
Deferred commission	(9.3)	(3.8)
Other	(6.1)	(15.8)
Deferred tax liability	(28.8)	(52.4)
Deferred tax asset, net	$ 98.8	$ 94.2